Revenue Recognition (Details) - Schedule of Change in Contract Liabilities ¥ in Thousands, $ in Thousands	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)
Schedule of Change in Contract Liabilities [Abstract]
Beginning balance	¥ 4,668	$ 31	¥ 12,572
Revenue earned	(9,657)	(64)	(7,673)
Deferral of revenue	11,901	79	22,982
Ending balance	¥ 6,912	$ 46	¥ 27,881